Financial Highlights	4 Months Ended
Sep. 30, 2022
Investment Company, Financial Highlights [Abstract]
Financial Highlights
6. FINANCIAL HIGHLIGHTS

	For the Three Months Ended September 30, 2022	For the period from May 24, 2022 (Date of inception) to September 30, 2022
	(Unaudited)	(Unaudited)
Net asset value per Share, beginning of period	$24.33	$25.00 (a)

Net investment loss (b)	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investment in gold	(1.94)	(2.61)

Net change in net assets from operations	(1.95)	(2.62)

Net asset value per Share, end of period	$22.38	$22.38

Total return, at net asset value (c)	(8.01)%	(10.48)%
Ratio to average net assets (d)
Net investment loss	(0.15)%	(0.15)%
Net expenses	0.15%	0.15%

(a)	The amount represents the initial Seed Creation.
(b)	Calculated using average Shares outstanding.
(c)	Calculation based on the change in net asset value of a Share during the period. Total return for periods of less than a year are not annualized.
(d)	Annualized.